Disposal of an Affiliate - Summarized Financial Information of HZ for 2011 Upto Date of Disposal (Detail) - HZ [Member] ¥ in Thousands	11 Months Ended
Nov. 28, 2011 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 23,959,478
Net income and comprehensive income attributable to shareholders of HZ	606,582
Company's share of net income of HZ	¥ 157,711